Post-Employment Obligations And Compensatory Indemnity (Tables)	12 Months Ended
Dec. 31, 2025
Post-Employment Obligations And Compensatory Indemnity
Disclosure Of Termination Of Post Employment Obligations Related To Healthcare And Dental Plans [Table Text Block]

Percentage of ownership (%)	1
Principal amount of compensatory indemnification	1,280
Payment to Sindsul and FTIUMG	(28)
Total	1,252

12/31/2025
Current liabilities	418
Non‑current liabilities	834

Disclosure Of Effects Of Curtailment Events On Healthcare And Dental Plan Obligations [Table Text Block]
	Curtailment 09/30/2025		Curtailment 06/30/2025		Curtailment 03/31/2025		Actuarial report 2024
	Healthcare plan	Dental plan	Healthcare plan	Dental plan	Healthcare plan	Dental plan	Healthcare plan	Dental plan
Discount rate	12.14%	12.14%	11.85%	11.85%	12.32%	12.32%	12.23%	12.23%
Past service cost	(22)	-	(21)	(1)	(27)	(1)	-	-
Actuarial losses (gains)	(105)	(2)	50	(1)	(59)	(1)	(519)	(10)

Schedule of Deficit Pension Fund Equalization
	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021	Deficit of pension fund 2022
Start of consignment	May de 2021	April 2022	April de 2023	April de 2024
Total amount requested by Forluz	R$160	R$252	R$670	R$696
Amount considering contribution parity	R$80	R$126	R$335	R$348
Number of parcels	166	158	159	156
Remuneratory interest	IPCA + 6%	IPCA + 5.7%	IPCA + 5.51%	IPCA + 5.51%
Balance deposited on December 31, 2025	R$81	R$123	R$330	R$338

Schedule of Consolidated Actuarial Information
	Pension plans and retirement supplement plans	Health plan	Dental plan	Dec. 31, 2025
Present value of obligations	10,728	-	-	10,728
Fair value of plan assets	(9,094)	-	-	(9,094)
Initial net liabilities	1,634	-	-	1,634
Adjustment to asset ceiling	168	-	-	168
Net liabilities in the statement of financial position	1,802	-	-	1,802

Schedule of Changes in Present Value of Defined Benefit Obligation
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Defined-benefit obligation at December 31, 2022	11,404	3,314	60	14,778
Cost of current service	-	11	-	11
Past service cost (2)	-	(55)	(1)	(56)
Interest on actuarial obligation	1,276	370	7	1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1	27
Due to changes in financial assumptions	754	232	4	990
Due to adjustments based on experience	(125)	(673)	(14)	(812)
	629	(415)	(9)	205
Benefits paid	(1,093)	(218)	(4)	(1,315)
Defined-benefit obligation at December 31, 2023	12,216	3,007	53	15,276
Cost of current service	1	6	-	7
Interest on actuarial obligation	1,055	262	5	1,322
Actuarial losses (gains):
Due to changes in demographic assumptions	-	(1)	-	(1)
Due to changes in financial assumptions	(1,883)	(556)	(9)	(2,448)
Due to adjustments based on experience	232	38	(1)	269
	(1,651)	(519)	(10)	(2,180)
Benefits paid	(1,120)	(197)	(3)	(1,320)
Defined-benefit obligation at December 31, 2024	10,501	2,559	45	13,105
Cost of current service	1	3	-	4
Past service cost	-	(2,501)	(44)	(2,545)
Interest on actuarial obligation	1,222	297	5	1,524
Actuarial losses (gains):
Due to changes in demographic assumptions	-	-	-	-
Due to changes in financial assumptions	148	(4)	-	144
Due to adjustments based on experience	21	(175)	(4)	(158)
	169	(179)	(4)	(14)
Benefits paid	(1,165)	(179)	(2)	(1,346)
Defined-benefit obligation at December 31, 2025	10,728	-	-	10,728

Schedule of Changes in Fair Value of Plan Assets
Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2022	9,198
Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)
Fair value of the plan assets at December 31, 2023	9,882
Return on investments	(54)
Contributions from employer	239
Benefits paid	(1,120)
Fair value of the plan assets at December 31, 2024	8,947
Return on investments	1,127
Contributions from employer	184
Benefits paid	(1,164)
Fair value of the plan assets at December 31, 2025	9,094

Schedule of Changes in Net Liabilities
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Net liabilities at December 31, 2022	2,318	3,314	61	5,693
Expense recognized in Statement of income	280	381	7	668
Past service cost	-	(55)	(1)	(56)
Contributions paid	(313)	(218)	(5)	(536)
Actuarial gains (losses)	72	(415)	(9)	(352)
Net liabilities at December 31, 2023	2,357	3,007	53	5,417
Expense recognized in Statement of income	214	269	5	488
Contributions paid	(239)	(197)	(4)	(440)
Actuarial gains (losses)	(630)	(519)	(10)	(1,159)
Net liabilities at December 31, 2024	1,702	2,560	44	4,306
Expense recognized in Statement of income	210	300	5	515
Past service cost	-	(2,501)	(44)	(2,545)
Contributions paid	(184)	(178)	(2)	(364)
Actuarial gains (losses)	75	(179)	(4)	(108)
Net liabilities at December 31, 2025	1,803	2	(1)	1,804

			Dec. 31, 2025	Dec. 31, 2024
Current liabilities			130	233
Non-current liabilities			1,672	4,073

Schedule of Income Statement

Net expense in 2025	(2,029)
Compensatory indemnity	1,280
Total expense in 2025	(751)

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	3	-	4
Past service cost	-	(2,501)	(44)	(2,545)
Interest on the actuarial obligation	1,222	297	5	1,524
Expected return on the assets of the Plan	(1,012)	-	-	(1,012)
Expense in 2025	211	(2,201)	(39)	(2,029)

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)
Expense in 2024	214	268	5	487

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Expense in 2023	272	326	6	604

Schedule of Independent Actuaries Estimate for Expense Amount
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	-	-	1
Interest on the actuarial obligation	1,118	-	-	1,118
Expected return on the assets of the Plan	(919)	-	-	(919)
Expense in 2026 according to actuarial calculation	200	-	-	200

Schedule of Expectation for Payment of Benefits
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,201	-	-	1,201

Schedule of Assumptions
Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	280	-	-	280
Increase of one year in the mortality table	(257)	-	-	(257)
Reduction of 1% in the discount rate	839	-	-	839
Increase of 1% in the discount rate	(731)	-	-	(731)

Schedule of Average Periods of Obligations Under Benefit Plans
Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.28	10.52	-	-

Schedule of main categories of plan assets	The main categories of plan assets are as follows:
	2025	2024
Shares	1,083	1,076
Fixed income securities	6,666	6,560
Real estate property	509	479
Others	836	832
Total	9,094	8,947

Schedule of Measured at Fair Value

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2025	2024
Non-convertible debentures issued by the Company	1	53
Shares issued by the Company	1	226
Real estate properties of the Foundation, occupied by the Company	236	3
	238	282

Schedule of Actuarial Assumptions
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation (1)	11.08%	11.15%	12.30%	12.23%
Annual expected return on plan assets	11.08%	Not applicable	12.30%	Not applicable
Long-term annual inflation rate	3.50%	3.50%	4.50%	4.50%
Estimated future annual salary increases	35.00%	Not applicable	4.50%	Not applicable
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%